Deferred Income Taxes - Additional Information (Detail) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021
Text Block 1 [Abstract]
Unrecognised tax losses	$ 86,884,000	$ 79,657,000
Deferred income tax unrecognised tax losses	86,918,000	79,657,000
Capital allowance	3,490,000	3,948,000
Merger and acquisition allowance	$ 6,282,000	$ 10,424,000